Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of allocation of share-based compensation expense

For the three months ended March 31, 2017 and 2016, the Company recognized stock compensation expense as follows:

	Three Months Ended March 31,
	2017	2016
Cost of services	$1,823	$4,312
Research and development	57,778	62,218
General and administrative	152,476	172,103
Sales and marketing	33,328	22,864
	$245,405	$261,497

For the years ended December 31, 2016 and 2015, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2016	2015
Cost of services	$6,003	$—
Research and development	236,341	240,739
General and administrative	599,550	619,899
Sales and marketing	103,567	584,450
	$945,461	$1,445,088

Schedule of share-based compensation, options granted

A summary of the status of options granted is presented below as of and for the years ended December 31, 2016 and 2015:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	404,272		9.3	$—
Granted	1,961,637	$2.68
Exercised	(11,472)	$0.20		$19,519
Forfeited	(193,657)	$0.55
Outstanding at December 31, 2015	2,160,780	$2.60	9.1	$1,575,646
Granted	1,463,650	$1.41
Exercised	(66,502)	$0.36		$79,406
Forfeited	(571,687)	$3.99
Expired	(8,581)	$8.49
Outstanding at December 31, 2016	2,977,660	$1.76	8.6	$663,298
Vested and expected to vest	2,977,660	$1.76	8.6	$663,298
Exercisable at December 31, 2016	1,098,504	$0.22	8.0	$421,621

Schedule of share-based payment award, Stock Options granted, fair value

The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2016	2015
Annual dividend	—	—
Expected life (in years)	5.25 - 6.25	5.5 - 6.25
Risk free interest rate	1.2 - 2.2%	1.5 - 1.9%
Expected volatility	42.0 - 49.8%	47.7 - 65.0%

Schedule of warrants to purchase shares of common stock

Stock purchase warrants

At March 31, 2017 and December 31, 2016, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at
Issuance	Exercise Price	Expiration	March 31, 2017	December 31, 2016
August 2007	$7.91	August 2017	8,921	8,921
March 2008	$790.54	March 2018	46	46
November 2009	$7.91	November 2019	6,674	6,674
January 2010	$7.91	January 2020	6,674	6,674
March 2010	$7.91	March 2020	1,277	1,277
November 2011	$7.91	November 2021	5,213	5,213
December 2011	$7.91	December 2021	664	664
March 2012	$109.90	March 2019	4,125	4,125
February 2015	$6.60	February 2025	225,011	225,011
May 2015	$6.60	May 2020	3,457,750	3,457,750
May 2016	$1.31	May 2021	4,739,348	4,739,348
June 2016	$1.31	May 2021	2,050,821	2,050,821
			10,506,524	10,506,524

At December 31, 2016 and 2015, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at December 31,
Issuance	Exercise Price	Expiration	2016	2015
August 2007	$7.91	August 2017	8,921	8,921
March 2008	$790.54	March 2018	46	46
November 2009	$7.91	November 2019	6,674	6,674
January 2010	$7.91	January 2020	6,674	6,674
March 2010	$7.91	March 2020	1,277	1,277
November 2011	$7.91	November 2021	5,213	5,213
December 2011	$7.91	December 2021	664	664
March 2012	$109.90	March 2019	4,125	4,125
February 2015	$6.60	February 2025	225,011	225,011
May 2015	$6.60	May 2020	3,457,750	3,457,750
May 2016	$1.31	May 2021	4,739,348	—
June 2016	$1.31	May 2021	2,050,821	—
			10,506,524	3,716,355